Note 9 - Financial Liabilities (Details Textual) - EUR (€) € in Thousands			12 Months Ended
	Aug. 30, 2019	Jul. 03, 2017	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Statement Line Items [Line Items]
Total financial liabilities			€ 18,723		€ 4,522		€ 5,864	€ 5,327
Proceeds from borrowings			13,900	[1]		[2]	1,739
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value			16,825		4,427		5,402
Interest-free loan for innovation [member]
Statement Line Items [Line Items]
Total financial liabilities									€ 1,500
Down-payment [member]
Statement Line Items [Line Items]
Total financial liabilities			74		234		(386)	€ (530)
Loan agreement with Société Générale [member]
Statement Line Items [Line Items]
Total financial liabilities			€ 14,826		€ 1,300		€ 1,300
Loan agreement, maximum borrowing capacity		€ 15,200
Proceeds from borrowings	€ 13,900
Loan agreement, collateral		15,200
Security interest on pledge of financial instruments will be released in 2024		4,200
Security interest on pledge of financial instruments will be released in 2027		5,000
Security interest on pledge of financial instruments will be released in 2031		€ 6,000
Loan agreement with Société Générale [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate			2.01%

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.